EQUITY (Details) - Schedule of movement of reserves of share-based payments - Reserve of share-based payments [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EQUITY (Details) - Schedule of movement of reserves of share-based payments [Line Items]
Balance	$ 37,235	$ 36,289	$ 37,874
Stock option plan		946	(1,585)
Balance	$ 37,235	$ 37,235	$ 36,289